S-K 1603(a) SPAC Sponsor	Apr. 29, 2026
SPAC Sponsor, Compensation [Line Items]
Experience and Involvement in Other SPACs [Text Block]

GSR Sponsor is a Delaware limited liability company, which was formed to invest in us. Although GSR Sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, GSR Sponsor’s business is focused on investing in our company. The managing members of the GSR Sponsor are Gus Garcia, Lewis Silberman and Anantha Ramamurti. Messrs. Silberman and Garcia serve as our Co-Chief Executive Officers and Mr. Ramamurti serves as our Chief Financial Officer. Messrs. Garcia, Silberman and Ramamurti control the management of GSR Sponsor, including the exercise of voting and investment discretion over the securities of our company held by GSR Sponsor. GSR Sponsor has agreed to purchase up to an aggregate of 618,500 private placement units, at a price of $10.00 per unit (or 671,000 private placement units if the underwriters exercise their over-allotment option in full), in a private placement to occur concurrently with the closing of this offering, provided that, at its election, Polaris Advisory Partners LLC may purchase up to an aggregate of [•] private placement units (or [•] private placement units if the underwriters’ over-allotment option is exercised in full), at a price of $10.00 per unit, or $[•] (or $[•] if the underwriters’ over-allotment option is exercised in full), in a private placement that will close simultaneously with the closing of this offering. If Polaris Advisory Partners LLC participates in the private placement, GSR Sponsor will reduce its purchase of private placement units by the corresponding number of private placement units purchased by Polaris Advisory Partners LLC, provided that in no event will the private placement exceed 618,500 private placement units (or 671,000 private placement units if the underwriters exercise their over-allotment option in full). Certain sponsor members have expressed an interest to purchase, indirectly through GSR Sponsor, an aggregate of [•] private placement units, at a price of $10.00 per unit, or $[•] in the aggregate. None of the non-managing sponsor members shall have more than 9.9% interest in GSR Sponsor.

SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although GSR Sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, GSR Sponsor’s business is focused on investing in our company.